UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     July 25, 2012
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     98
Form 13F Information Table Value Total:     $277,897

                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP NEW        COMMON   88579F201         17,268       78,489    X                        78,489            0            0
3M CO                  COMMON   88579Y101        412,160        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      8,913,538      249,959    X                       249,559          400            0
AAON INC               COMMON   000360206     17,308,805      918,239    X                       918,239            0            0
ABB LTD ADR            COMMON   000375204      6,189,075      379,233    X                       378,513          720            0
ABBOTT LABS            COMMON   002824100      1,140,506       17,690    X                        17,690            0            0
ALTRIA GROUP INC       COMMON   02209S103        534,958       15,484    X                        15,484            0            0
AMAZON COM INC         COMMON   023135106      3,694,703       16,180    X                        16,150           30            0
ANALOG DEVICES INC     COMMON   032654105      4,268,028      113,300    X                       113,090          210            0
ANNALY MTG MGMT INC    COMMON   035710409      3,933,803      234,434    X                       232,274        2,160            0
APACHE CORP            COMMON   037411105        410,886        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100     12,224,288       20,932    X                        20,912           20            0
APPLIED MATLS INC      COMMON   038222105      6,609,413      577,494    X                       576,294        1,200            0
B P PLC ADR            COMMON   055622104        243,078        5,996    X                         5,996            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,374,395           11    X                            11            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702        308,321        3,700    X                         3,700            0            0
BEST BUY INC           COMMON   086516101        209,600       10,000    X                        10,000            0            0
BHP BILLITON ADR       COMMON   088606108      3,916,664       59,980    X                        59,830          150            0
BLACKROCK INC          COMMON   09247X101      7,123,285       41,946    X                        41,876           70            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        270,056        7,512    X                         7,512            0            0
BROADCOM CORP          COMMON   111320107      4,482,692      132,781    X                       132,561          220            0
CATERPILLAR INC        COMMON   149123101        236,050        2,780    X                         2,780            0            0
CHARLES SCHWAB CORP N  COMMON   808513105        373,677       28,900    X                        28,900            0            0
CHESAPEAKE ENERGY COR  COMMON   165167107      4,159,704      223,640    X                       223,200          440            0
CHEVRONTEXACO CORP     COMMON   166764100      1,025,102        9,717    X                         9,717            0            0
CITIGROUP INC          COMMON   172967424        475,646       17,353    X                        17,353            0            0
CONOCOPHILLIPS         COMMON   20825C104      3,387,416       60,619    X                        60,219          400            0
CVS CORP               COMMON   126650100        283,137        6,059    X                         6,059            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107              5       50,000    X                        50,000            0            0
E M C CORP MASS        COMMON   268648102      4,380,423      170,910    X                       170,590          320            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        376,009       12,220    X                        12,220            0            0
ENTERPRISE PRODS PART  COMMON   293792107        612,123       11,946    X                        11,946            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105             72      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101      1,697,866       45,132    X                        44,692          440            0
EXXON MOBIL CORP       COMMON   30231G102      2,309,695       26,992    X                        26,992            0            0
FEDEX CORP             COMMON   31428X106      4,587,017       50,071    X                        49,981           90            0
FIFTH THIRD BANCORP    COMMON   316773100        620,085       46,275    X                        46,275            0            0
FIRSTENERGY CORP       COMMON   337932107      2,770,971       56,332    X                        55,682          650            0
FORD MTR CO DEL        COMMON   345370860        103,782       10,822    X                        10,822            0            0
FRANCE TELECOM SPONSO  COMMON   35177Q105      1,467,665      111,950    X                       110,730        1,220            0
GENERAL ELECTRIC       COMMON   369604103     11,001,402      527,898    X                       526,938          960            0
GENERAL MOTORS         COMMON   37045V100      4,507,420      228,571    X                       228,151          420            0
GEOGLOBAL RESOURCES I  COMMON   37249T109         16,663       43,850    X                        43,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      5,276,317        9,096    X                         9,076           20            0
I B M                  COMMON   459200101        291,805        1,492    X                         1,492            0            0
INTEL CORP             COMMON   458140100      6,369,659      239,012    X                       238,642          370            0
J P MORGAN CHASE & CO  COMMON   46625H100        860,736       24,090    X                        24,090            0            0
JOHNSON CTLS INC       COMMON   478366107      2,821,254      101,814    X                       101,484          330            0
JOHNSON & JOHNSON      COMMON   478160104      9,096,494      134,643    X                       134,393          250            0
KINDER MORGAN ENERGY   COMMON   494550106        252,478        3,213    X                         3,213            0            0
KRAFT FOODS INC CL A   COMMON   50075N104      1,556,193       40,295    X                        39,845          450            0
LOCKHEED MARTIN CORP   COMMON   539830109        313,488        3,600    X                         3,600            0            0
MACROSOLVE INC         COMMON   55610Q108            910       20,000    X                        20,000            0            0
MAGELLAN MIDSTREAM PA  COMMON   559080106        229,580        3,250    X                         3,250            0            0
MERCK & COMPANY        COMMON   58933Y105      3,091,922       74,058    X                        73,298          760            0
MICROSOFT              COMMON   594918104      7,670,796      250,762    X                       250,312          450            0
NATIONAL GRID PLC SPO  COMMON   636274300      1,738,602       32,810    X                        32,390          420            0
NATIONAL OILWELL VARC  COMMON   637071101      4,622,466       71,733    X                        71,653           80            0
NOKIA CORP ADR SPONSO  COMMON   654902204      1,670,430      806,971    X                       804,961        2,010            0
NUCOR CORP             COMMON   670346105      1,702,089       44,910    X                        44,390          520            0
OCCIDENTAL PETE CORP   COMMON   674599105        220,708        2,573    X                         2,573            0            0
ONEOK INC NEW          COMMON   682680103        461,094       10,898    X                        10,898            0            0
ONEOK PARTNERS L P     COMMON   68268N103        923,918       17,189    X                        17,189            0            0
PARKER DRILLING CO     COMMON   701081101        202,950       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107      2,259,101       71,923    X                        71,103          820            0
PEPSICO INC            COMMON   713448108     11,528,834      163,159    X                       162,909          250            0
PFIZER INC             COMMON   717081103      2,824,786      122,817    X                       121,467        1,350            0
PHILIP MORRIS INTL IN  COMMON   718172109        584,642        6,700    X                         6,700            0            0
PHILLIPS 66            COMMON   718546104        447,975       13,477    X                        13,477            0            0
POTASH CORP SASK INC   COMMON   73755L107      4,233,561       96,900    X                        96,710          190            0
PROCTER & GAMBLE COMP  COMMON   742718109      6,656,105      108,671    X                       108,461          210            0
PUBLIC STORAGE INC     COMMON   74460D109        311,204        2,155    X                         2,155            0            0
QUALCOMM INC           COMMON   747525103      6,640,740      119,266    X                       119,146          120            0
RANGE RES CORP         COMMON   75281A109        227,646        3,679    X                         3,679            0            0
RANGE RES LTD SHS      COMMON   Q80288105          2,563       25,000    X                        25,000            0            0
REGENCY CTRS CORP      COMMON   758849103      2,005,551       42,160    X                        41,670          490            0
RESOLUTE ENERGY CORP   COMMON   76116A108        181,830       19,000    X                        19,000            0            0
REX ENERGY CORPORATIO  COMMON   761565100        158,229       14,115    X                        14,115            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        235,035        3,361    X                         3,361            0            0
SCHLUMBERGER           COMMON   806857108        455,414        7,016    X                         7,016            0            0
STAPLES INC            COMMON   855030102      4,351,001      333,410    X                       332,760          650            0
SUNCOR ENERGY INC      COMMON   867224107      4,340,943      149,946    X                       149,676          270            0
TOTAL FINA ELF S A AD  COMMON   89151E109      2,553,834       56,815    X                        56,215          600            0
TRANSOCEAN LTD         COMMON   H8817H100      3,961,614       88,567    X                        88,367          200            0
UNILIFE CORP NEW       COMMON   90478E103        118,300       35,000    X                        35,000            0            0
UNITED PARCEL SVC INC  COMMON   911312106      1,874,882       23,805    X                        23,535          270            0
VERIZON COMMUNICATION  COMMON   92343V104      2,604,665       58,611    X                        58,041          570            0
VISA INC CL A          COMMON   92826C839      5,489,705       44,404    X                        44,354           50            0
VODAFONE GROUP INC     COMMON   92857W209      9,723,429      345,047    X                       344,447          600            0
WAL MART STORES INC    COMMON   931142103        279,368        4,007    X                         4,007            0            0
WASTE MGMT INC DEL     COMMON   94106L109      1,766,526       52,890    X                        52,280          610            0
WELLS FARGO & CO NEW   COMMON   949746101     11,744,296      351,205    X                       350,715          490            0
WEYERHAEUSER CO        COMMON   962166104      6,049,197      270,537    X                       270,057          480            0
WILLIAMS CLAYTON ENER  COMMON   969490101      1,123,238       23,217    X                        23,217            0            0
WILLIAMS COS INC       COMMON   969457100        280,363        9,728    X                         9,728            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        533,109       10,205    X                        10,205            0            0
YUM BRANDS INC         COMMON   988498101      4,996,899       77,568    X                        77,448          120            0
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